ACQUISITION - Purchase Price Allocation (Details) ¥ in Thousands, $ in Thousands	Nov. 20, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Intangible assets:
Goodwill		$ 8,669	¥ 60,353	¥ 73,166	¥ 73,166
Bay State College Inc | Ambow BSC Inc
ACQUISITIONS [Line Items]
Cash and cash equivalents	¥ 15,231
Prepaid and other current assets	3,921
Property and equipment	9,096
Intangible assets:
Brand	5,920
Finite lived intangible assets	1,438
Goodwill	5,212
Other non-current assets	745
Total assets	41,563
Deferred revenue	(3,685)
Accounts payable	(1,555)
Accrued and other liabilities	(9,004)
Income tax payable	20
Other non-current liabilities	(3,143)
Deferred tax assets, net of deferred tax liabilities	(1,366)
Total	22,830
Bay State College Inc | Ambow BSC Inc | Students population
Intangible assets:
Finite lived intangible assets	¥ 1,438
Amortization Period (in years)	3 years 3 months 18 days